RELATED PARTY TRANSACTIONS	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

9. RELATED PARTY TRANSACTIONS

During the year ended September 30, 2020, the Company issued a total of $157,000 (CAD$200,000) in convertible debentures to the CEO and a director of the Company for cash. During the year ended September 30, 2021, the Company repaid $79,000 (CAD$100,000) of the convertible debenture due to a director of the Company together with accrued interest of $13,090. As of March 31, 2022, $80,000 (CAD$100,000) (September 30, 2021 - $78,500) of the debenture loan remained outstanding and the interest accrued on the loan was $nil (September 30, 2021 - $15,176).

During the six months ended March 31, 2022, the Company incurred management fees of $109,773 (2021 - $75,116) to a company controlled by the CEO of the Company. The Company considers this a related party transaction, as it relates to key management personnel and entities over which it has control or significant influence.

Subsequent to March 31, 2022, the Company amended the employment agreement with the CEO of the Company for an annual base salary of $250,000, with no specified term. The CEO is also eligible on an annual basis for a cash bonus of up to 100% of annual salary. The employment agreement may be terminated with a termination payment equal to three years of base salary and a bonus equal to 20% of the annual base salary.

Subsequent to March 31, 2022, the Company entered into an employment agreement with the CFO of the Company for an annual base salary of $50,000, with no specified term. The CFO is also eligible on an annual basis for a cash bonus of up to 100% of annual salary. The employment agreement may be terminated with a termination payment equal to two months of base salary.

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

SIX MONTHS ENDED MARCH 31, 2022

(UNAUDITED)

9. RELATED PARTY TRANSACTIONS

During the year ended September 30, 2020, the Company issued a total of $157,000 (CAD$200,000) in convertible debentures to the CEO and a director of the Company for cash. During the year ended September 30, 2021, the Company repaid $79,000 (CAD$100,000) of the convertible debenture due to a director of the Company together with accrued interest of $13,090. As of June 30, 2022, $77,600 (CAD$100,000) (September 30, 2021 - $78,500) of debenture loan remained outstanding and the interest accrued on the loan was $4,241 (September 30, 2021 - $15,176).

During the nine months ended June 30, 2022, the Company incurred management fees of $176,989 (2021 - $112,478) to the CEO of the Company. The Company considers this a related party transaction, as it relates to key management personnel and entities over which it has control or significant influence.

On May 1, 2022, the Company amended the employment agreement with the CEO of the Company for an annual base salary of $250,000, with no specified term. The CEO is also eligible on an annual basis for a cash bonus of up to 100% of annual salary. The employment agreement may be terminated with a termination payment equal to three years of base salary and a bonus equal to 20% of the annual base salary.

On May 1, 2022, the Company entered into an employment agreement with the CFO of the Company for an annual base salary of $50,000, with no specified term. The CFO is also eligible on an annual basis for a cash bonus of up to 100% of annual salary. The employment agreement may be terminated with a termination payment equal to two months of base salary.

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NINE MONTHS ENDED JUNE 30, 2022

(UNAUDITED)

9. RELATED PARTY TRANSACTIONS

During the year ended September 30, 2020, the Company issued a total of $150,000 (CAD$200,000) in convertible debentures to the CEO and a director of the Company for cash (Note 6). During the year ended September 30, 2021, the Company repaid $79,000 (CAD$100,000) of the convertible debenture due to a director of the Company together with accrued interest of $13,090. As of September 30, 2021, $78,500 (CAD$100,000) of the debenture loan remained outstanding and the accrued interest of $15,176 (2020 - $14,104) was included in amounts due to related parties.

During the year ended September 30, 2021, the Company incurred management fees of $149,806 (2020 - $144,288) to a company controlled by the CEO of the Company. The Company considers this a related party transaction, as it relates to key management personnel and entities over which it has control or significant influence.

Included in amounts due to related parties are $1,321 (2020 - $145,063) related to accrued management fees to the Company by the Chief Executive Officer (“CEO”) and a director of the Company and $131 (2020 - $6,290) in advances from the CEO of the Company. Amounts due to related parties are unsecured, non-interest bearing, and have no specific terms of repayment.

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2021 AND 2020